SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Bad debt expense			$ 66,265
Weighted average number of shares outstanding, basic (in shares)	2,015,780	2,015,780	2,015,780
Minimum [Member]
Deferred charges amortization period	1 year
Maximum [Member]
Deferred charges amortization period	21 years